Debt and Capital Structure - Additional Information (Detail)	1 Months Ended	2 Months Ended	12 Months Ended
	Feb. 08, 2022 USD ($)	Oct. 31, 2021 CAD ($)	Dec. 31, 2021 CAD ($) $ / bbl	Jan. 10, 2022 USD ($)	Dec. 31, 2021 USD ($)	Oct. 31, 2021 USD ($)	Oct. 07, 2021 USD ($)	Jan. 01, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)
Disclosure of detailed information about borrowings [line items]
Outstanding letters of credit			$ 565,000,000						$ 441,000,000
Total debt principal					$ 7,400,000,000					$ 5,900,000,000
Weighted average interest rate			4.60%		4.60%				4.90%	4.90%
Maximum debt to capitalization ratio			65.00%		65.00%
Average crude oil price | $ / bbl			45.00
Debt offering, maximum amount					$ 4,700,000,000		$ 5,000,000,000
Short-Term Borrowings			$ 79,000,000						$ 121,000,000
Rolling Twelve Month Basis
Disclosure of detailed information about borrowings [line items]
Short-Term Borrowings			79,000,000						121,000,000		$ 0
WRB Refining LP
Disclosure of detailed information about borrowings [line items]
Committed demand facilities					88,000,000
Short-Term Borrowings			79,000,000						121,000,000
Sunrise Oil Sands Partnership
Disclosure of detailed information about borrowings [line items]
Short-Term Borrowings			$ 0						0
Minimum
Disclosure of detailed information about borrowings [line items]
Target Net Debt to Adjusted EBITDA Ratio			1.0
Target net debt			$ 6,000,000,000
Maximum
Disclosure of detailed information about borrowings [line items]
Committed credit facilities, maximum borrowing capacity			1,900,000,000
Committed demand facilities									1,600,000,000
Amount of undrawn facilities for general purposes			$ 1,400,000,000						600,000,000
Target Net Debt to Adjusted EBITDA Ratio			1.5
Target net debt			$ 8,000,000,000
Maximum | WRB Refining LP
Disclosure of detailed information about borrowings [line items]
Committed demand facilities					300,000,000
Increase (decrease) in undrawn borrowing facilities	$ 150,000,000
Maximum | WRB Refining LP | Cenovus Energy Inc
Disclosure of detailed information about borrowings [line items]
Committed demand facilities					150,000,000
Increase (decrease) in undrawn borrowing facilities	$ 75,000,000
Maximum | Sunrise Oil Sands Partnership
Disclosure of detailed information about borrowings [line items]
Committed demand facilities			10,000,000
Maximum | Sunrise Oil Sands Partnership | Cenovus Energy Inc
Disclosure of detailed information about borrowings [line items]
Committed demand facilities			5,000,000
Cenovus And Husky Merger
Disclosure of detailed information about borrowings [line items]
Outstanding letters of credit								$ 427,000,000
Cenovus And Husky Merger | Maximum
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities								40,000,000
Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Total debt principal						$ 2,200,000,000
Redemption premium		$ 121,000,000
Principal amount of debt repayments						$ 2,300,000,000
Uncommitted Demand Facility
Disclosure of detailed information about borrowings [line items]
Short-Term Borrowings			0						0
Uncommitted Demand Facility | Cenovus And Husky Merger | Maximum
Disclosure of detailed information about borrowings [line items]
Committed credit facilities, maximum borrowing capacity								$ 975,000,000
Long-Term Debt
Disclosure of detailed information about borrowings [line items]
Total debt principal			12,113,000,000		7,385,000,000				7,510,000,000	$ 5,898,000,000
Long-Term Debt | U.S. Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Total debt principal			$ 9,363,000,000		$ 7,385,000,000				7,510,000,000	5,898,000,000
Borrowings, intent to redeem outstanding balance				$ 384,000,000
Long-Term Debt | U.S. Dollar Denominated Unsecured Notes | 4.00% due April 15, 2024
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate			4.00%	4.00%	4.00%	4.00%
Total debt principal			$ 341,000,000		$ 269,000,000				0	0
Long-Term Debt | U.S. Dollar Denominated Unsecured Notes | 4.40% due April 15, 2029
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate			4.40%		4.40%
Total debt principal			$ 951,000,000		$ 750,000,000				0	0
Long-Term Debt | U.S. Dollar Denominated Unsecured Notes | 6.80% due September 15, 2037
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate			6.80%		6.80%
Total debt principal			$ 490,000,000		$ 387,000,000				$ 0	$ 0